LOSS CONTINGENCIES IMPAIRMENTS SETTLEMENTS AND OTHER (Tables)	9 Months Ended
Sep. 30, 2012
Legal Settlements Acquisition And Restructuring Expenses And Impairment Tables [Abstract]
Legal settlements, impairment and restructuring charges
NOTE 12 – Loss contingencies, impairments, settlements and others:

Loss contingencies, impairments, settlements and others consisted of the following:

	Three months ended		Nine months ended
	September 30,		September 30,

	U.S. $ in millions
	2012	2011	2012	2011
Provision for loss contingency	$670	$-	$670	$30
Impairment of long-lived assets	481	16	576	30
Contingent consideration	(59)	-	(33)	-
Restructuring and acquisition expenses	20	36	85	106
Legal settlements and reserves	19	(1)	37	186

Total	$1,131	$51	$1,335	$352